Performance Management - North Capital Treasury Money Market Fund	Aug. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The bar chart shows you the variability of the Fund’s returns from year to year. The table illustrates the Fund’s average annual total returns over the time periods indicated. Updated performance information will be available at no cost by visiting www.northcapital.com/northcapitalfunds or by calling 833-2-NCFUND or 833-262-3863.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows you the variability of the Fund’s returns from year to year. The table illustrates the Fund’s average annual total returns over the time periods indicated.
Bar Chart [Heading]	Annual Returns for Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	1.37% (Quarter Ended December 31, 2023)
Worst Quarter	0.00% (Quarter Ended June 30, 2021)
Year to Date Return as of: June 30, 2026	1.84%
7-Day Yield on December 31, 2025	3.85%

Year to Date Return, Label [Optional Text]	Year to Date Return
Bar Chart, Year to Date Return	1.84%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Jun. 30, 2021
Performance Table Heading	Average Annual Total Returns (For Periods Ended December 31, 2025)
Performance [Table]
	1 Year	5 Year	Since Inception*
North Capital Treasury Money Market Fund (Institutional Class Shares)	4.31%	3.25%	2.67%
3-month Treasury Bill in Secondary Market Transactions**	4.26%	3.37%	2.79%

*	The Fund’s Institutional Class Shares commenced operations on July 17, 2019.
**	Data provided by the Federal Reserve Bank of St. Louis.

Money Market Seven Day Yield, Caption [Optional Text]	7-Day Yield on December 31, 2025
Money Market Seven Day Yield	3.85%
Performance Availability Website Address [Text]	www.northcapital.com/northcapitalfunds
Performance Availability Phone [Text]	833-262-3863